Right Of Use Assets - Schedule of Right Of Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	$ 152,916
Net book value	145,810	$ 152,916
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	384,846	325,388
Acquisitions (note 5(a), note 5(b))	22,250	54,169
Additions	8,614	8,450
Net book value	250,429	384,846
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	231,930	181,979
Depreciation	22,747	29,997
Net book value	104,619	231,930
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	129,679
Net book value	115,435	129,679
Right of Use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	199,032	167,067
Acquisitions (note 5(a), note 5(b))	3,279	4,011
Additions	1,499	3,530
Renewals, remeasurements and dispositions	13,441	24,424
Net book value	217,251	199,032
Right of Use Assets | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	69,353	32,913
Depreciation	31,375	32,640
Impairment	1,088	3,852
Dispositions		(52)
Net book value	$ 101,816	$ 69,353